Other Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2013
Other Income (Expense) Net

	Year Ended December 31,
	2011	2012	2013
Interest income	$69	$132	$90
Interest on long-term debt	$(14,310)	$(15,017)	$(3,605)
Amortization of financing costs and loan discount	(2,108)	(5,928)	(4,127)
Bank charges and other finance costs	(163)	(222)	(222)

Interest and finance costs	$(16,581)	$(21,167)	$(7,954)
Foreign currency exchange transaction gains (losses), net	$(73)	$(2,142)	$296
Foreign currency contract gains (losses), net	(522)	(102)	(39)
Dividend income	—	339	225
Other	3	1	3

Other, net	$(592)	$(1,904)	$485

Total other income (expense), net	$(17,104)	$(22,939)	$(7,379)